Employee benefits - Summary of Amount Recognized in the Balance Sheet for Defined Benefit Provident Fund Plan (Detail) - Mar. 31, 2020 - Defined Benefit Provident Fund Plan [Member]
₨ in Millions, $ in Millions
	USD ($)	INR (₨)
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	$ 538.8	₨ 40,763.8
Fair value of plan assets	536.4	40,585.0
Effect of asset ceiling	(0.4)	(29.9)
Net liability	$ (2.8)	₨ (208.7)